Stockholders' and Members' Equity - Schedule of Changes in Accumulated Other Comprehensive Income (Loss) by Component (Details) - USD ($) $ in Millions		6 Months Ended		12 Months Ended
		Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Accumulated Other Comprehensive Income Loss [Line Items]
Balance		$ 691	$ 683	$ 805	$ 818
Balance			691	683	805
Foreign Currency Translation Adjustments
Accumulated Other Comprehensive Income Loss [Line Items]
Balance		13	5	(3)	(9)
Other comprehensive (loss) income before reclassifications, net of tax			8	8	6
Net current period other comprehensive (loss) income, net of tax			8	8	6
Balance			13	5	(3)
Interest Rate Swaps
Accumulated Other Comprehensive Income Loss [Line Items]
Balance	[1]	(24)	(47)	(22)	12
Other comprehensive income (loss) before reclassifications	[1]	(9)
Tax benefit	[1]	2
Other comprehensive (loss) income before reclassifications, net of tax	[1]	(7)	9	(47)	(30)
Amounts reclassified from accumulated other comprehensive loss	[1]	(1)
Amounts reclassified from accumulated other comprehensive income (loss), net of tax	[1]	(1)	14	22	(4)
Net current period other comprehensive (loss) income, net of tax	[1]	(8)	23	(25)	(34)
Balance	[1]	(8)	(24)	(47)	(22)
Accumulated Other Comprehensive (Loss) Income
Accumulated Other Comprehensive Income Loss [Line Items]
Balance		(11)	(42)	(25)	3
Other comprehensive income (loss) before reclassifications		(9)
Tax benefit		2
Other comprehensive (loss) income before reclassifications, net of tax		(7)	17	(39)	(24)
Amounts reclassified from accumulated other comprehensive loss		(1)
Amounts reclassified from accumulated other comprehensive income (loss), net of tax		(1)	14	22	(4)
Net current period other comprehensive (loss) income, net of tax		(8)	31	(17)	(28)
Balance		$ (8)	$ (11)	$ (42)	$ (25)

[1]	Reclassifications from this category are recorded in Interest expense. See Note 13 “Derivative Financial Instruments” for additional information.